Significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
Basis of consolidation
(a)	Basis of consolidation:

These consolidated financial statements include the accounts of the Company and its subsidiaries in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated from the Company’s consolidated financial statements. On February 10, 2021, Neptune acquired a 50.1% interest in Sprout Foods, Inc. (“Sprout” or “Sprout Foods”). The accounts of the subsidiary are included in the consolidated financial statements from that date.

(a)	Basis of consolidation:

These consolidated financial statements include the accounts of the Corporation and its subsidiaries in which the Corporation has a controlling financial interest. All intercompany balances and transactions have been eliminated from the Corporation’s consolidated financial statements. On February 10, 2021, Neptune acquired a 50.1% interest in Sprout Foods, Inc. (“Sprout” or “Sprout Foods”). The accounts of the subsidiary are included in the consolidated financial statements from that date.

New standards and interpretations not yet adopted
(b)	New standards and interpretations not yet adopted:

Accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends ASC Topic 805, Business Combinations, ASU 2021-18 improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the (1) recognition of an acquired contract liability and (2) payment terms and their direct effect on subsequent revenue recognized by the acquirer. ASU 2021-08 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2022. Management has not yet evaluated the impact of this ASU on the Company’s consolidated financial statements and the Company does not intend to adopt ASU 2021-18 until its fiscal year beginning April 1, 2023.

In June 2016, the FASB issued ASU 2016-13, Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and earlier adoption is permitted beginning in the first quarter of fiscal 2019. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”). The purpose of this amendment is to create a two-tier rollout of major updates, staggering the effective dates between larger public companies and all other entities. This granted certain classes of companies, including Smaller Reporting Companies (“SRCs”), additional time to implement major FASB standards, including ASU 2016-13. Larger public companies will still have an effective date for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities are permitted to defer adoption of ASU 2016-13, and its related amendments, until the earlier of fiscal periods beginning after December 15, 2022. The Company will adopt ASU 2016-13 for its fiscal year beginning April 1, 2023, and the Company’s evaluation of the potential impact of adoption is in process.

(t)	New standards and interpretations not yet adopted:

Accounting pronouncements not yet adopted

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which amends ASC Topic 848, Reference Rate Reform. This ASU provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. This new guidance is optional and may be elected over time through December 31, 2022 as reference rate reform activities occur. This new guidance is not expected to have a material impact on the Corporation’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which amends ASC Subtopic 470-20, Debt with Conversion and Other Options and ASC Subtopic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity. The ASU simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. In addition, the ASU enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2021. Management has not yet evaluated the impact of this ASU on the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends ASC Topic 805, Business Combinations, The ASU improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the (1) recognition of an acquired contract liability and (2) payment terms and their direct effect on subsequent revenue recognized by the acquirer. ASU 2021-08 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2022. Management has not yet evaluated the impact of this ASU on the consolidated financial statements.

The Corporation does not intend to early adopt any of the above amendments.

Assets held for sale

The Company classifies long-lived assets or disposal groups to be sold as assets held for sale in the period in which all of the following conditions are met: management, having the authority to approve the action, commits to a plan to sell the asset or disposal group; the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups; an active program to locate a buyer and other actions required to complete the plan to sell the asset or disposal group have been initiated; the sale of the asset or disposal group is probable, and transfer of the asset or disposal group is expected to qualify for recognition of a completed sale within one year; the assets of disposal group are subject to an asset sale and purchase agreement (see notes 2(d)); and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets and liabilities directly associated with assets held for sale are measured at the lower of carrying amount and fair value less costs to sell immediately prior to their classification. Any loss resulting from this measurement is recognized in the period in which the held-for sale criteria are met. Conversely, gains are not recognized on the sale of a long-lived asset or disposal group until the date of the sale.

Assets classified as held for sale, and the assets and liabilities included within the disposal group classified as held for sale are presented separately on the face of the balance sheet. Non-current assets that are classified as held for sale are not depreciated.